Note 6 - General and Administrative Expenses - General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Accounting and audit	$ 835	$ 751
Compensation and consulting fees	4,568	4,985
Depreciation and amortization	659	352
Filing and transfer agent fees	277	354
General office expenses	773	798
Insurance	1,290	1,466
Juanicipio oversight costs	861	687
Legal	856	433
Share-based compensation expense (see Note 10)	3,829	2,894
Shareholder relations	503	445
Travel	339	296
General and administrative expense	$ 14,790	$ 13,461